Condensed Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 5,750,266	$ 11,477,852	$ 37,748,603
Prepaid expenses and other current assets	380,005	1,029,546	1,976,997
Total current assets	6,130,271	12,507,398	39,725,600
Restricted cash	93,382	200,000	200,000
Property and equipment, net	22,463	109,320	186,372
Total assets	6,246,116	12,816,718	40,111,972
Current liabilities:
Accounts payable	410,163	503,739	4,017,192
Accrued clinical trial expenses		359,067	1,422,810
Accrued severance	191,496	109,525
Other accrued expenses, other		39,386	903,148
Other accrued expenses	794,739	288,928
Long-term debt, current portion			2,756,351
Total current liabilities	1,396,398	902,192	9,099,501
Long-term debt, net of current portion			7,205,176
Stockholders' equity:
Preferred stock, value
Common stock, value	1,383	1,382	1,374
Additional paid-in capital	138,332,367	137,763,499	136,637,678
Accumulated deficit	(133,484,032)	(125,850,355)	(112,831,757)
Total stockholders' equity	4,849,718	11,914,526	23,807,295
Total liabilities and stockholders' equity	$ 6,246,116	$ 12,816,718	$ 40,111,972